Accrued Expenses and Other Current Liabilities; Accrued Payable to Founders (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued payable to founders	$ 0	$ 49,997
Overpayment Common Subscribed [Member]
Accrued payable to founders	$ 49,997